Shareholder Report, Average Annual Return (Details) 197740_Reinhart International PMV Fund_Advisor Class_TSR Annual {Advisor Class}	12 Months Ended	48 Months Ended
	May 31, 2026	May 31, 2026
Without Sales Load [Member] | Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class (without sales charge)
Average Annual Return, Percent	24.82%	14.72%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent	32.77%	14.82%
Morningstar Global ex-US Target Market Exposure NR USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global ex-US Target Market Exposure NR USD
Average Annual Return, Percent	32.51%	14.72%